Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Total Compensation of the Company's Management

The total compensation of the Company’s Management is as follows:

	2020			2019			2018
	Compensation			Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
	(a)	(b)		(a)	(b)		(a)	(b)
Board of Directors	16,123	65,011	81,134	22,056	30,919	52,975	13,141	24,860	38,001
Executive Board	49,187	80,218	129,405	32,963	42,142	75,105	32,739	68,540	101,279
	65,310	145,229	210,539	55,019	73,061	128,080	45,880	93,400	139,280

a)

The line item “Executive Board” includes the amount of R$ 1,201 referred to the amortization of the Confidentiality and Non-Compete Agreement during the fiscal year ended December 31, 2020 (R$ 536 in the fiscal year ended December 31, 2019).

b)

Refers to profit sharing regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets determined to the board members and officers, statutory and non-statutory, in relation to profit sharing.

Summary of the Company Officers and Executives' Compensation

Breakdown of the Company officers and executives’ share-based payments compensation:

	Grant of options
	2020			2019			2018
	Stock option balance (number)[1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)	Stock option balance (number) [1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)
Officers	12,847,760	8.64	16.49	13,059,677	8.4	16.51	11,156,406	7.47	15.96

	Restricted shares
	2020		2019		2018
	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)
Officers	5,293,874	51.2	1,012,641	19.23	751,794	14.81

(1)

The number of stock options granted, expired and exercised and their respective fair values is shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

(2)	The number of restricted stock and performance shares granted, expired and exercised is shown already considering the stock split approved at the Extraordinary General Meeting on September 17, 2019.
(a)	Refers to the balance of the options and restricted shares vested and non-vested, not exercised, at the reporting dates.
(b)

Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.